Derivative Financial Instruments designated to Hedge Accounting (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	R$ 123,951	R$ 69,969
Derivative financial instruments	4,924	58,470
Asset (Liability) | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	302,060	697,913
Asset (Liability) | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	(9,449,998)	(9,887,820)
Financial instrument | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	4	2,025
Financial instrument | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	(36,690)	(57,453)
Fair value | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	(59,291)	(29,178)
Fair value | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	(5,773)	(694)
MTM (a) | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	5,777	2,719
MTM (a) | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative financial instruments	R$ 22,601	R$ (28,275)